CONSOLIDATED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2017
Disclosure Of Consolidated And Separate Financial Statements [Abstract]
Disclosure of separate financial statements [text block]
NOTE 14. CONSOLIDATED FINANCIAL STATEMENTS

On December 6, 2017, the subsidiary Arauco do Brasil S.A. acquired all the equity rights of Masisa do Brasil Ltda. (currently Arauco Industria de Paineis Ltda.) for a value of ThU.S.$ 32,698. During December 2017, Arauco paid ThU.S.$ 15,918. Later, in February 2018, the remaining balance of ThU.S$ 16,780 was paid. The main assets acquired consist of 2 industrial complexes that would give Arauco an installed capacity of approximately 10 million m3.

Arauco recognized the acquisition of Arauco Industria de Paineis Ltda. over the basis of the information available at the date of the transaction, performing a preliminary calculation of the allocation of fair values in the acquisition of this Company. The recorded assets and liabilities are considered provisional amounts and may be adjusted during the measurement period of this acquisition, in order to reflect new information obtained regarding facts and circumstances existing as of the date of acquisition which, had they been known, would have affected the measurements of the amounts recorded by that date. The measurement period will not exceed the term of one year, from the acquisition date.

The table below shows the fair values of assets and liabilities at the date of the transaction:

12-06-2017
ARAUCO INDUSTRIA DE PAINEIS LTDA.	ThU.S.$
Cash and cash equivalent	4,345
Trade and other current receivables	49,715
Inventories	23,331
Property, plant and equipment	68,321
Other assets	27,012
Total assets	172,724
Other financial liabilities, current and non-current	43,218
Trade and other payables	26,437
Other liabilities	70,371
Total liabilities	140,026

The following table shows revenue and net profit recognized at the acquisition day:

12-01-2017 al 12-31-2017
ARAUCO INDUSTRIA DE PAINEIS LTDA.	ThU.S.$
Revenue	11,830
Net loss	(1,376)

If the acquisition had occurred on January 1, 2017, consolidated pro-forma revenue and profit for the year ended December 31, 2017 would have been:

CELULOSA ARAUCO Y CONSTITUCIÓN S.A. AND	January-December 2017 (Pro-forma)
SUBSIDIARIES	ThU.S.$
Revenue	5,395,859
Net profit	261,776

These amounts have been calculated using the subsidiary’s results and adjusting them for property, plant and equipment impairments before the acquisition.

On August 2, 2016, our subsidiary Forestal Arauco S.A. incorporated the company Arauco Nutrientes Naturales SPA, with a capital contribution of ThU.S.$5,000 of which, as of December 31, 2017 ThU.S.$3,000 had been paid. The corporate purpose of the company is the manufacture and sale of products made from extracts, fruits, and others.

The details of the subsidiaries included in the consolidation of Arauco are disclosed in Note 13.